New Standards, Amendments and Interpretations Issued by the IASB (Details)	12 Months Ended
Jun. 30, 2025
Lease Liability in a Sale and Leaseback [Member]
New Standards, Amendments and Interpretations Issued by the IASB [Line Items]
Description of nature	IFRS 16 - Lease Liability in a Sale and Leaseback.
Title of initially applied	IFRS 16
Non-current Liabilities with Covenants [member]
New Standards, Amendments and Interpretations Issued by the IASB [Line Items]
Description of nature	IAS 1 – Non-current liabilities with covenants.
Title of initially applied	IAS 1